Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023
IfrsStatementLineItems [Line Items]
Number of shares authorised	1,165,976,677	1,165,976,677
Par value per share	$ 0
Statutory reserve	$ 17,363,000	$ 17,363,000	$ 17,363,000
Withholding tax on dividends distributions	10.00%
Tax rate dividends withholding tax is applied	42.86%
Balance amount	$ 0.1	$ 0.1
Series B Common Stock [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				57,513,873
Conversion of stock, shares converted				57,513,873